MARKET RISK BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Market Risk Benefit [Abstract]
Schedule of Market Risk Benefit, Activity
The following table presents the balances and changes to the balances for the market risk benefits for the GMxB benefits on deferred variable annuities for the twelve months ended and as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	GMxB Core	GMxB Core
	(Dollars in millions)
Balance, beginning of the period (“BOP”)	$—	$—
Balance BOP before changes in the instrument specific credit risk	$1	$—
Model changes and effect of changes in cash flow assumptions	—	—
Actual market movement effect	13	(1)
Interest accrual	—	—
Attributed fees accrued (1)	4	—
Benefit payments	—	—
Actual policyholder behavior different from expected behavior	5	1
Changes in future economic assumptions	(31)	—
Issuances	—	1
Balance EOP before changes in the instrument-specific credit risk	$(8)	$1
Changes in the instrument-specific credit risk (2)	(1)	(1)
Balance, end of the period (“EOP”)	$(9)	$—

Weighted-average age of policyholders (years)	61.0	59.4
Net amount at risk	$13	$—
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(1)    Attributed fees accrued represents the portion of the fees needed to fund future GMxB claims.
(2)    Changes are recorded in OCI.
(3)    Purchased MRB is the impact of non-affiliated reinsurance.

The following table reconciles market risk benefits by the amounts in an asset position and amounts in a liability position to the market risk amounts in the balance sheet as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total	Direct Asset		Direct Liability		Net Direct MRB		Purchased MRB		Total
	(in millions)
GMxB Core	$(12)	$3	$(9)	$—	$(9)	$—		$—		$—		$—		$—
Other (1)	—	12	12	(13)	(1)	—		16		16		(16)		—
Total	$(12)	$15	$3	$(13)	$(10)	$—	—	$16	—	$16	—	$(16)	—	$—
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(1) Other primarily reflects Protective Life not reflected within the MRB roll-forward table